Redeemable Non-Controlling Interests	12 Months Ended
Mar. 31, 2026
Redeemable Non-Controlling Interests [Abstract]
Redeemable non-controlling interests
18.	Redeemable non-controlling interests

Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company issued 120,000 redeemable preferred shares amounting to RMB 6 million to a third-party investor in October, 2020. The preferred shares are redeemable at the holder’s option if Yoken fails to complete a qualified IPO in a pre-agreed period of time since its issuance with a redemption price measured by 10% interest per year. The preferred shares are therefore accounted for as redeemable non-controlling interests in mezzanine equity and are accreted to the redemption value over the period starting from the issuance date. The contract terms are the same as the Preferred Shares of the Company.

For the years ended March 31, 2024, 2025 and 2026, the Company recognized accretion of RMB0.8 million, RMB0.8 million and RMB 0.5 million, respectively, to the respective redemption value of the redeemable non-controlling interest over the period starting from issuance date with a corresponding increase to the accumulated deficit. As of March 31, 2025 and 2026, the redeemable non-controlling interests was RMB8.8 million and Nil, respectively.

The preferred shares matured in October 2025, as Yoken failed to complete a qualified IPO within the pre-agreed period. Upon maturity, the Company reclassified the redeemable non-controlling interests totaling RMB9.3 million to bonds payable. Interest accrued from the maturity date through March 31, 2026, amounting to RMB0.42 million, was recognized as interest expense and concurrently recorded as bonds payable, as of March 31,2026, the amount of bonds payable is 9.7 million (Note 12).

The following tables provides details of the redeemable non-controlling interests activity for the years ended March 31, 2024, 2025 and 2026:

	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2026
	RMB	RMB	RMB

Beginning balance	7,197	7,963	8,804
Accretion of redeemable non-controlling interests	766	841	509
The maturity of redeemable non-controlling interests	-	-	(9,313)
Ending balance	7,963	8,804	-